Quarterly Report
September 30, 2024
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 1.2%
Boeing Co., 6.528%, 5/01/2034 (n)	$17,000	$18,246
Boeing Co., 5.705%, 5/01/2040	34,000	33,174
Boeing Co., 5.805%, 5/01/2050	121,000	116,900
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	105,809
TransDigm, Inc., 4.625%, 1/15/2029	175,000	168,986
		$443,115
Asset-Backed & Securitized – 19.7%
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	$27,000	$27,308
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	65,493
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	70,138	70,307
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.16% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	100,000	97,236
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.41% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	98,831
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.11% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	246,685
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	89,144	90,168
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.559% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	33,855	60,692
BDS Ltd., 2024-FL13, “A”, FLR, 6.776% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	99,951
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 8.032% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,243
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.937% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	99,625
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.487% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	99,594
BSPRT Issuer Ltd., 2024-FL11, “AS”, FLR, 7.257% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	99,772
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	100,000	100,118
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	130,791	132,121
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	89,576	90,699
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	109,719	109,941
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	5,969	5,947
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	93,513	101,302
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	343,829
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	73,114	73,902
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	34,647	34,702
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	43,296	43,371
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.749% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,156
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)	100,000	102,250
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	102,484
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	102,247
KREF 2021-FL2 Ltd., “D”, FLR, 7.397% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	153,290
LCCM 2021-FL2 Trust, “C”, FLR, 7.36% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	100,000	97,528
MF1 2020-FL4 Ltd., “B”, FLR, 7.947% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	250,000	249,076
MF1 2024-FL14 LLC, “C”, FLR, 8.253% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	100,506
MF1 2024-FL15 LLC, “B”, FLR, 7.505% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	99,804
MF1 2024-FL15 LLC, “C”, FLR, 7.954% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	99,798
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	112,101	113,543
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	73,785	81,281
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	50,728	55,758
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.412% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	250,377
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	208,244	210,663
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.962% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	249,745
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	263,644	263,799
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	100,000	100,083
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	85,798	87,160
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.811% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,426
PFP III 2024-11 Ltd., “AS”, FLR, 7.272% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	287,500	286,962
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.919% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	117,872
SHR Trust, 2024-LXRY, “B”, 1%, 10/15/2041 (n)	159,636	159,636
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,792	101,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	$99,792	$102,529
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	150,859
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 7.302% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	194,468	194,468
Verus Securitization Trust 2024-2, “A1”, 6.095%, 2/25/2069 (n)	91,147	92,495
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	86,496	87,253
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	53,000	53,723
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.862% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,906
		$7,059,831
Automotive – 0.5%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$38,115
LKQ Corp., 6.25%, 6/15/2033	123,000	130,427
		$168,542
Broadcasting – 0.3%
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	$157,000	$121,090
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$169,440
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	84,276
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	132,882
		$386,598
Building – 0.7%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$175,000	$166,498
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	100,000	89,084
		$255,582
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$109,299
Cable TV – 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$135,972
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	115,393
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	22,000	21,492
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	59,003
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	175,905
		$507,765
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$135,404
Conglomerates – 1.1%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$35,000	$36,088
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	54,000	56,314
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	307,856
		$400,258
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$112,767
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	100,000	89,550
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	100,000	83,410
		$285,727
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$120,304

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$94,295
Emerging Market Quasi-Sovereign – 0.7%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$41,000	$41,923
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	195,608
			$237,531
Emerging Market Sovereign – 1.4%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$142,612
Federal Republic of Nigeria, 7.375%, 9/28/2033		200,000	169,968
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	98,206
Republic of Turkey, 6.875%, 3/17/2036		$107,000	107,000
			$517,786
Energy - Independent – 0.9%
EQT Corp., 5%, 1/15/2029		$190,000	$192,191
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		102,000	112,226
			$304,417
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)		$200,000	$207,187
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$191,272
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	46,306
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	181,285
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		125,000	131,948
			$550,811
Food & Beverages – 1.6%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$115,000	$112,142
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		199,000	193,505
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		116,000	118,535
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		100,000	95,686
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		51,000	51,322
			$571,190
Gaming & Lodging – 0.4%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		$100,000	$103,441
Marriott International, Inc., 2.85%, 4/15/2031		61,000	54,912
			$158,353
Insurance – 1.3%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$20,000	$17,710
Corebridge Financial, Inc., 4.4%, 4/05/2052		60,000	51,359
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		150,000	155,274
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		210,000	224,752
			$449,095
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033		$196,000	$208,073
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		$150,000	$144,039
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		100,000	102,440
Aon Corp., 4.5%, 12/15/2028		115,000	115,762
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	286,339
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031		15,000	13,707
Hub International Ltd., 7.25%, 6/15/2030 (n)		150,000	156,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$100,000	$104,891
		$923,460
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$204,614
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	204,672
		$409,286
Major Banks – 5.9%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$60,839
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	363,887
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	198,743
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	230,906
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	133,160
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	180,643
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	74,500
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,977
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	61,529
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	174,138
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	392,181
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	208,960
		$2,105,463
Medical & Health Technology & Services – 1.5%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$215,213
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	236,603
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	90,735
		$542,551
Metals & Mining – 0.7%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$100,000	$93,440
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	78,901
Novelis Corp., 3.875%, 8/15/2031 (n)	100,000	91,416
		$263,757
Midstream – 2.7%
Cheniere Energy Partners LP, 5.75%, 8/15/2034 (n)	$143,000	$148,970
Enbridge, Inc., 3.125%, 11/15/2029	150,000	141,561
Enbridge, Inc., 2.5%, 8/01/2033	170,000	142,761
Enbridge, Inc., 5.625%, 4/05/2034	109,000	114,321
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	128,666
Targa Resources Corp., 4.95%, 4/15/2052	82,000	73,801
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	64,522
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	63,043
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	100,000	104,826
		$982,471
Mortgage-Backed – 1.7%
Fannie Mae, 6.5%, 4/01/2032	$6,180	$6,474
Fannie Mae, 3%, 2/25/2033 (i)	23,842	1,865
Fannie Mae, 5.5%, 9/01/2034	2,263	2,333
Freddie Mac, 1.208%, 6/25/2030 (i)	110,156	5,793
Freddie Mac, UMBS, 5.5%, 11/01/2053	174,262	176,317
Freddie Mac, UMBS, 6%, 6/01/2054	400,000	408,816
		$601,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 3.5%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$172,003
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	51,449
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	181,016
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	224,263
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	255,000	270,152
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	220,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	150,640
		$1,269,595
Other Banks & Diversified Financials – 1.6%
Ally Financial, Inc., 6.7%, 2/14/2033	$124,000	$126,814
Discover Financial Services, 6.7%, 11/29/2032	161,000	176,889
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	101,202
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	168,558
		$573,463
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	$200,000	$188,424
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$163,000	$171,716
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$75,799
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$174,201
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	124,424
		$298,625
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$59,927
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$112,000	$103,108
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$246,916
Telecommunications - Wireless – 0.9%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$163,472
Rogers Communications, Inc., 4.35%, 5/01/2049	107,000	90,396
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	50,224
		$304,092
Tobacco – 1.1%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$226,092
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,483
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	156,918
		$402,493
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$42,356
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	93,500
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	29,054
		$164,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.86%, 1/01/2025	$527	$525
Small Business Administration, 4.625%, 2/01/2025	1,067	1,062
Small Business Administration, 5.11%, 8/01/2025	1,175	1,172
		$2,759
U.S. Treasury Obligations – 32.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,200,000	$934,594
U.S. Treasury Bonds, 4.375%, 8/15/2043	1,000,000	1,028,242
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	1,024,776
U.S. Treasury Bonds, 4.5%, 2/15/2044	730,000	761,709
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	59,749
U.S. Treasury Bonds, 4.75%, 11/15/2053	500,000	552,285
U.S. Treasury Bonds, 4.25%, 2/15/2054	950,000	968,110
U.S. Treasury Notes, 4.5%, 4/15/2027	2,305,000	2,355,152
U.S. Treasury Notes, 3.875%, 12/31/2027	1,736,000	1,752,546
U.S. Treasury Notes, 4%, 2/29/2028	83,000	84,128
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	2,080,000	2,120,381
		$11,641,672
Utilities - Electric Power – 1.8%
Calpine Corp., 5.125%, 3/15/2028 (n)	$100,000	$98,609
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	233,115
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	29,769
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	100,000	105,438
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	181,046
		$647,977
Total Bonds		$35,272,315
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.07% (v)	380,878	$380,993

Other Assets, Less Liabilities – 0.5%		191,347
Net Assets – 100.0%		$35,844,655
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $380,993 and $35,272,315, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,484,811, representing 34.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 9/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	88,310	EUR	81,101	Morgan Stanley Capital Services, Inc.	10/18/2024	$(2,026)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	6	$659,297	December – 2024	$964
U.S. Treasury Ultra Note 10 yr	Long	USD	3	354,890	December – 2024	331
						$1,295
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	5	$665,469	December – 2024	$(5,397)
At September 30, 2024, the fund had liquid securities with an aggregate value of $45,873 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$11,644,431	$—	$11,644,431
Non - U.S. Sovereign Debt	—	755,317	—	755,317
Municipal Bonds	—	1,269,595	—	1,269,595
U.S. Corporate Bonds	—	9,502,328	—	9,502,328
Residential Mortgage-Backed Securities	—	1,756,555	—	1,756,555
Commercial Mortgage-Backed Securities	—	1,903,659	—	1,903,659
Asset-Backed Securities (including CDOs)	—	4,001,215	—	4,001,215
Foreign Bonds	—	4,439,215	—	4,439,215
Mutual Funds	380,993	—	—	380,993
Total	$380,993	$35,272,315	$—	$35,653,308
Other Financial Instruments
Futures Contracts – Assets	$1,295	$—	$—	$1,295
Futures Contracts – Liabilities	(5,397)	—	—	(5,397)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,026)	—	(2,026)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$2,147,514	$651,406	$2,781,032	$67,657	$(85,545)	$—
MFS Institutional Money Market Portfolio	360,613	15,220,820	15,200,508	109	(41)	380,993
	$2,508,127	$15,872,226	$17,981,540	$67,766	$(85,586)	$380,993
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$54,541	$—
MFS Institutional Money Market Portfolio	34,957	—
	$89,498	$—